SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

Notice of Intention To Redeem Securities Pursuant to Rule 23c-2
Under the Investment Company Act of 1940

of

Insured Municipal Income Fund Inc.
(Name of Registrant)

51 West 52nd Street, New York, NY 10019-6114
(Address of Principal Executive Offices)

Investment Company Act file number: 811-07528

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date for the redemption.

(1)	Title of the class of securities to be redeemed:

Auction Preferred Shares, Series A, in $50,000 denominations (the “Series A Shares”)
Auction Preferred Shares, Series B, in $50,000 denominations (the “Series B Shares”)
Auction Preferred Shares, Series C, in $50,000 denominations (the “Series C Shares”)
Auction Preferred Shares, Series D, in $50,000 denominations (the “Series D Shares”)
Auction Preferred Shares, Series E, in $50,000 denominations (the “Series E Shares”)
Auction Preferred Shares, Series F, in $50,000 denominations (the “Series F Shares”)

(Series A Shares, Series B Shares, Series C Shares, Series D Shares, Series E Shares and Series F Shares are collectively referred to as the “APS”)

(2)	Date on which the securities may be called or redeemed:

Series A Shares: October 16, 2009
Series B Shares: October 19, 2009
Series C Shares: October 13, 2009
Series D Shares: October 14, 2009
Series E Shares: October 15, 2009
Series F Shares: October 16, 2009

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The APS will be redeemed in accordance with Section 3 of the Articles Supplementary of Insured Municipal Income Fund Inc.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

590 Series A Shares
590 Series B Shares
591 Series C Shares
443 Series D Shares
443 Series E Shares
443 Series F Shares

The number of shares of the APS referenced above represents all of the outstanding APS.

Signature:

Pursuant to the requirements of Rule 23c-2, Insured Municipal Income Fund Inc. has duly caused this Notice of Redemption of Securities pursuant to Rule 23c-2 under the Investment Company Act of 1940 to be signed on its behalf by the undersigned thereto duly authorized in the State of New York on this 5th day of October, 2009.

Insured Municipal Income Fund Inc.

By:	/s/ Keith A. Weller

Name: Keith A. Weller
Title: Vice President and Assistant Secretary